Schedule of income tax (credit)/ expense (Details) - Alps Life Science Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Current financial year	$ 67,519	$ 53,471	$ 74,319
Current financial year	1,621		21,243	(7,414)
Income tax credit/(expense)	$ 69,140	$ 53,471	$ 95,562	$ (7,414)